UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21527

THE ENDOWMENT MASTER FUND, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(Address of principal executive offices) (Zip code)

George Zornada, Esq.

K&L Gates

State Street Financial Center

One Lincoln Street

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 993-4675

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 through June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2011 TO JUNE 30, 2012

Investment Company Report

Meeting Date Range: 01-Jul-2011 - 30-Jun-2012	Report Date:	30-Jul-2012
Page 1 of 2

The Endowment Master Fund

TIDEWATER INC.

Security: 886423OIH	Agenda Number: 933476562

Ticker:	Meeting Type: Annual

ISIN:	Meeting Date: 14-Jul-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 M. JAY ALLISON	Mgmt	No vote

	2 JAMES C. DAY	Mgmt	No vote

	3 RICHARD T. DU MOULIN	Mgmt	No vote

	4 MORRIS E. FOSTER	Mgmt	No vote

	5 J. WAYNE LEONARD	Mgmt	No vote

	6 JON C. MADONNA	Mgmt	No vote

	7 JOSEPH H. NETHERLAND	Mgmt	No vote

	8 RICHARD A. PATTAROZZI	Mgmt	No vote

	9 NICHOLAS J. SUTTON	Mgmt	No vote

	10 CINDY B. TAYLOR	Mgmt	No vote

Investment Company Report

Meeting Date Range: 01-Jul-2011 - 30-Jun-2012	Report Date:	30-Jul-2012

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
	11 DEAN E. TAYLOR	Mgmt	No vote

	12 JACK E. THOMPSON	Mgmt	No vote

02	SAY ON PAY VOTE - AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION (AS DISCLOSED IN THE PROXY STATEMENT).	Mgmt	No vote

03	FREQUENCY VOTE - AN ADVISORY VOTE ON HOW OFTEN THE COMPANY SHOULD HOLD THE SAY ON PAY VOTE.	Mgmt	No vote

04	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 31, 2012.	Mgmt	No vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Endowment Master Fund, L.P.

By:	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: August 6, 2012